Note 10 - Share Capital - Option Activity (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Statement Line Items [Line Items]
Outstanding	1,187,371	1,012,794
Outstanding weighted average exercise price, balance (in CAD per share)	$ 17.37	$ 17.56
Granted, options	273,507	236,928
Granted, weighted average exercise price (in CAD per share)	$ 14.64	$ 16.42
Expired, options	(7,791)	(20,000)
Expired, weighted average exercise price (in CAD per share)	$ 21.36	$ 19.41
Forfeited, options		(13,564)
Forfeited, weighted average exercise price (in CAD per share)		$ 18.35
Exercised for cash, options	(284,866)	(28,787)
Exercised for cash, weighted average exercise price (in CAD per share)	$ 14.32	$ 14.34
Exercised cashless, options	(147,826)
Exercised cashless, weighted average exercise price (in CAD per share)	$ 14.3
Outstanding	1,020,395	1,187,371
Outstanding weighted average exercise price, balance (in CAD per share)	$ 17.91	$ 17.37